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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07398
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Pennsylvania Value
Municipal Inc. Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-PAVMI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 169.0%
	Pennsylvania 158.3%
$2,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (a)	5.125%	03/01/32	$1,965,760
2,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (a)	5.250	03/01/32	2,732,538
1,165	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ	5.000	03/01/21	1,208,536
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Robert Morris Univ, Ser A	6.000	10/15/38	947,060
2,250	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	1,503,990
735	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.000	04/01/25	617,003
3,145	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.125	04/01/35	2,390,672
2,750	Allegheny Cnty, PA Hosp Dev Auth Rev Univ Pittsburgh Med	5.625	08/15/39	2,668,270
1,215	Allegheny Cnty, PA Indl Dev Auth Charter Sch Rev Propel Charter McKeesport, Ser B	6.375	08/15/35	1,071,849
1,965	Allegheny Cnty, PA Indl Dev Auth Lease Rev Cargo Fac Afco Cargo PIT LLC (AMT)	6.625	09/01/24	1,656,633
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,105	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.125%	09/01/31	$888,961
3,000	Allegheny Cnty, PA Port Auth Spl Rev Trans (NATL Insd)	5.000	03/01/29	3,041,730
955	Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson Mall Proj, Ser A	7.000	11/01/17	956,079
495	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser II-2 (GNMA Collateralized) (AMT)	5.800	11/01/20	495,465
2,840	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser KK-2 (GNMA Collateralized) (AMT)	5.750	05/01/33	2,842,812
1,000	Allegheny Cnty, PA, Ser C 61 (AGL Insd)	5.000	12/01/33	953,470
4,935	Beaver Cnty, PA Nts (AGM Insd)	5.550	11/15/31	5,019,635
1,450	Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg One Douglassville Proj A (AMT)	6.125	11/01/34	1,148,588
1,800	Berks Cnty, PA Muni Auth Albright College Proj	5.500	10/01/17	1,760,616
1,695	Berks Cnty, PA Muni Auth Albright College Proj Rfdg, Ser A	5.500	10/01/16	1,692,407
3,000	Bethlehem, PA Area Sch Dist (AGM Insd)	5.250	01/15/25	3,042,720
1,000	Bradford Cnty, PA Indl Dev Auth Solid Waste Disp Rev Intl Paper Rfdg, Ser B (AMT)	5.200	12/01/19	991,970
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,000	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250%	01/01/35	$1,782,700
1,200	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	909,756
2,185	Centre Cnty, PA Hosp Auth Rev Hosp Mt Nittany Med Ctr Proj (AGL Insd)	6.125	11/15/39	2,212,749
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	998,020
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	964,500
2,000	Chester Cnty, PA Indl Dev Auth Rev Archdiocese Philadelphia (LOC: Wachovia Bank N.A.) (b)(e)	0.250	03/03/11	2,000,000
2,650	Coatesville, PA Sch Dist (AGM Insd)	5.000	08/15/30	2,668,947
1,775	Commonwealth Fin Auth PA Rev, Ser B	5.000	06/01/23	1,842,343
1,000	Connellsville, PA Area Sch Dist Nts, Ser B (AGM Insd)	5.000	11/15/37	944,290
1,200	Cumberland Cnty, PA Muni Auth College Rev Aicup Fin Pg Dickinson College, Ser HH1	5.000	11/01/39	1,133,568
2,000	Cumberland Cnty, PA Muni Auth Messiah Village Proj, Ser A	6.000	07/01/35	1,711,580
2,650	Cumberland Cnty, PA Muni Auth Rev Asbury PA Oblig Grp	6.000	01/01/40	2,285,201
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000%	01/01/27	$1,737,320
3,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/36	2,429,250
2,000	Daniel Boone, PA Area Sch Dist	5.000	08/15/32	1,947,220
5,475	Dauphin Cnty, PA Gen Auth Hlth Sys Rev Pinnacle Hlth Sys Proj, Ser A	5.750	06/01/20	5,778,370
3,970	Dauphin Cnty, PA Gen Auth Hosp Rev Hapsco West PA Hosp Proj B Rfdg (NATL Insd) (d)	6.250	07/01/16	4,476,135
1,000	Deer Lakes Sch Dist PA (AGL Insd)	5.375	04/01/34	1,001,230
360	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	359,982
1,500	Delaware Cnty, PA Auth College Neumann College	6.250	10/01/38	1,455,720
2,295	Delaware Cnty, PA Auth College Neumann College Rfdg (Prerefunded @ 10/01/11)	5.875	10/01/21	2,378,630
2,000	Delaware Cnty, PA Auth College Neumann College Rfdg (Prerefunded @ 10/01/11)	6.000	10/01/31	2,074,540
3,000	Delaware Cnty, PA Auth College Rev Haverford College	5.000	11/15/40	2,924,910
1,875	Delaware Cnty, PA Auth Rev Elwyn Proj	5.000	06/01/19	1,905,394
975	Delaware Cnty, PA Auth Rev Elwyn Proj	5.000	06/01/23	926,659
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,755	Delaware Cnty, PA Auth Rev Elwyn Proj	5.000%	06/01/24	$1,639,030
750	Delaware Cnty, PA Auth Rev Elwyn Proj	5.000	06/01/25	688,650
390	Delaware Cnty, PA Indl Dev Auth Environmental Impt Rev Sun Inc (LOC: Bank of America N.A.) (b)(e)	0.330	03/10/11	390,000
2,750	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	11/01/37	2,485,395
4,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser B (NATL Insd) (AMT)	5.000	11/01/36	3,626,480
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser C (NATL Insd) (AMT)	5.000	02/01/35	2,736,330
2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,401,650
2,000	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/40	1,903,140
8,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev	5.750	07/01/17	8,780,880
5,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev	5.750	07/01/32	4,823,850
2,000	Exeter Twp, PA Sch Dist (NATL Insd)	5.000	05/15/25	2,025,900
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,500	Franklin Cnty, PA Indl Dev Auth Rev Chambersburg Hosp Proj	5.375%	07/01/42	$2,241,325
2,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,580,280
1,000	Harrisburg, PA Auth Wtr Rev Rfdg	5.250	07/15/31	900,850
6,575	Harrisburg, PA Auth Wtr Rev Rfdg (AGM Insd)	5.000	07/15/21	6,254,271
2,740	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj, Ser A	6.500	07/01/40	2,457,807
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Auth Hlth Ctr Rev Retirement, Ser A	5.125	12/15/20	936,230
1,510	Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg (Radian Insd)	5.000	04/01/26	1,333,375
1,000	Lehigh Cnty, PA Gen Purp Hosp Rev Lehigh Vly Hlth, Ser B (AGM Insd)	5.000	07/01/35	915,040
1,240	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/20	1,208,194
1,360	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/22	1,273,368
675	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/23	617,814
2,500	Luzerne Cnty, PA, Ser B (AGM Insd)	5.000	12/15/27	2,380,725
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$5,650	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350%	07/01/26	$5,357,047
5,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.375	07/01/30	4,561,350
3,750	Lycoming Cnty, PA Auth Hlth Sys Rev Susquehanna Hlth Sys Proj, Ser A	5.750	07/01/39	3,387,337
1,000	Mercer Cnty, PA (NATL Insd)	5.500	10/01/15	1,031,190
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.250	01/01/43	2,583,480
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000	01/01/43	3,414,720
4,500	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp, Ser A	5.125	06/01/32	4,146,075
3,800	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Hlthcare Holy Redeemer Hlth, Ser A (AMBAC Insd)	5.250	10/01/17	3,785,560
3,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev, Ser A	4.500	11/15/36	2,232,990
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	1,362,780
2,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	1,667,780
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$3,905	Montgomery Cnty, PA Indl Dev Auth Rev Philadelphia Presbytery Homes Inc Proj	6.625%	12/01/30	$3,793,512
1,500	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,430,865
2,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser A	5.500	08/15/35	1,836,360
1,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser C (c)(e)	4.500	08/15/16	1,002,900
2,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.000	11/15/39	1,939,020
4,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.500	11/15/33	4,099,920
1,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/30	990,200
2,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/31	1,964,960
16,695	Owen J. Roberts Sch Dist PA Nts (AGM Insd) (a)	5.000	05/15/35	16,360,265
1,500	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (Prerefunded @ 6/01/11) (AMT)	6.750	12/01/36	1,572,225
4,220	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Var Allegheny Energy Supply Co	7.000	07/15/39	4,485,016
700	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg, Ser G (AMT)	5.125	12/01/15	650,188
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Pennsylvania Econ Dev Fin Auth Sew Sludge Disp Rev Philadelphia Biosolids Fac	5.500%	01/01/18	$1,021,850
2,000	Pennsylvania Econ Dev Fin Auth Sew Sludge Disp Rev Philadelphia Biosolids Fac	6.250	01/01/32	1,999,860
3,465	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser A (AMT)	5.100	10/01/27	3,242,928
2,000	Pennsylvania Econ Dev Fin Auth Wtr Fac Rev Rfdg Aqua PA Inc Proj, Ser A (AMT)	5.000	12/01/34	1,817,360
360	Pennsylvania Hsg Fin Agy, Ser 100A (AMT)	5.100	10/01/22	360,162
12,135	Pennsylvania Intergvtl Coop Auth Spl Tax Rev Philadelphia Fdg Pgm Rfdg (a)	5.000	06/15/21	13,047,795
3,000	Pennsylvania St First	5.000	10/01/23	3,195,990
1,000	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/28	854,680
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/33	1,235,520
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.250	07/01/18	1,512,810
1,500	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/16	1,585,005
1,000	Pennsylvania St Higher Ed Fac Auth Rev Edinboro Univ Fndtn	6.000	07/01/43	922,600
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Pennsylvania St Higher Ed Fac Auth Rev Geneva College Proj (Prerefunded @ 4/01/12)	6.125%	04/01/22	$1,064,430
4,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	3,629,800
3,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College, Ser AA-3 (Radian Insd)	5.500	11/01/22	3,006,540
5,000	Pennsylvania St Higher Ed Fac Auth Rev Saint Josephs Univ, Ser A	5.000	11/01/40	4,580,950
1,000	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.000	03/01/40	940,210
1,540	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	1,556,663
15,925	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA, Ser C (a)	5.000	07/15/38	15,959,239
2,320	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia, Ser A (Syncora Gtd)	5.000	11/01/36	2,173,167
3,600	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (AGM Insd)	5.000	08/01/29	3,430,836
2,320	Pennsylvania St Higher Ed Fac Auth Student Hsg Rev Univ Pptys Inc East Stroudsburg Univ of PA	5.000	07/01/42	1,848,483
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,750	Pennsylvania St Tpk Commn Tpk Rev Cap Apprec Motor License Spl, Ser A-2 (g)	5.500%	12/01/34	$1,236,865
720	Pennsylvania St Tpk Commn Tpk Rev Cap Apprec Sub, Ser E (g)	6.375	12/01/38	493,466
1,875	Pennsylvania St Tpk Commn Tpk Rev Convertible Cap Apprec, Ser B2 (g)	5.000	12/01/30	1,311,188
1,500	Pennsylvania St Tpk Commn Tpk Rev Convertible Cap Apprec, Ser B2 (g)	5.125	12/01/35	989,790
5,840	Pennsylvania St Tpk Commn Tpk Rev Convertible Cap Apprec Sub, Ser C (AGM Insd) (g)	6.250	06/01/33	4,378,657
1,200	Pennsylvania St Tpk Commn Tpk Rev, Ser A (AMBAC Insd)	5.250	12/01/21	1,258,836
12,995	Pennsylvania St Tpk Commn Tpk Rev, Ser A1 (AGL Insd) (a)	5.000	06/01/38	12,011,798
1,000	Pennsylvania St Tpk Commn Tpk Rev Spl Motor License Fd, Ser A-1	5.000	12/01/38	942,660
2,000	Pennsylvania St Univ (a)	5.000	09/01/29	2,011,300
4,000	Pennsylvania St Univ (a)	5.000	09/01/35	4,001,440
2,500	Philadelphia, PA Arpt Rev, Ser A	5.000	06/15/40	2,318,750
1,250	Philadelphia, PA Arpt Rev, Ser A (NATL Insd) (AMT)	5.000	06/15/23	1,199,338
2,000	Philadelphia, PA Auth For Indl Dev Rev Coml Dev (AMT)	7.750	12/01/17	2,001,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,500	Philadelphia, PA Auth For Indl Dev Rev First Philadelphia Charter, Ser A	5.850%	08/15/37	$2,040,050
1,000	Philadelphia, PA Auth For Indl Dev Rev Global Leadership Academy Proj	6.375	11/15/40	874,560
1,660	Philadelphia, PA Auth For Indl Dev Rev Mast Charter Sch	6.000	08/01/35	1,620,492
2,080	Philadelphia, PA Auth For Indl Dev Rev Newcourtland Elder Svcs Proj (LOC: PNC Bank N.A.) (b)(e)	0.240	03/03/11	2,080,000
2,610	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/21	2,404,280
3,230	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/26	2,723,052
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	798,610
5,575	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	4,295,984
2,815	Philadelphia, PA Auth For Indl Dev Rev, Ser A	5.500	09/15/37	2,183,033
4,005	Philadelphia, PA Auth Indl Dev Amern College of Physicians	5.500	06/15/27	4,005,401
2,250	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	2,261,363
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$6,000	Philadelphia, PA Auth Indl, Ser B (AGM Insd) (Prerefunded @ 10/01/11)	5.500%	10/01/17	$6,264,780
3,280	Philadelphia, PA Gas Wks Rev 12th, Ser B (NATL Insd) (d)	7.000	05/15/20	3,991,104
1,500	Philadelphia, PA Gas Wks Rev 9th Ser	5.000	08/01/30	1,369,935
3,610	Philadelphia, PA Gas Wks Rev 9th Ser	5.250	08/01/40	3,276,833
4,995	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chester/Philadelphia Jhs, Ser B	5.000	05/15/40	4,434,711
5,300	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Childrens Hosp Philadelphia, Ser B (b)(e)	0.260	03/03/11	5,300,000
1,645	Philadelphia, PA Proj Auth Rev, Ser A (AMBAC Insd)	5.250	02/15/29	1,594,630
1,905	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	1,982,057
1,500	Philadelphia, PA Rfdg, Ser A (AGL Insd)	5.500	08/01/24	1,584,690
3,500	Philadelphia, PA Rfdg, Ser A (AGM Insd)	5.250	12/15/25	3,567,550
2,500	Philadelphia, PA Sch Dist, Ser E (BHAC Insd)	5.125	09/01/23	2,573,925
1,040	Philadelphia, PA, Ser B (AGL Insd)	7.125	07/15/38	1,136,585
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,500	Philadelphia, PA Wtr & Wastewtr Rev, Ser A	5.250%	01/01/36	$1,435,665
2,750	Philadelphia, PA Wtr & Wastewtr Rev, Ser C (AGM Insd)	5.000	08/01/35	2,597,953
2,000	Pittsburgh & Allegheny Cnty, PA Sports & Exhib Auth Sales Rfdg (AGM Insd)	5.000	02/01/35	1,847,600
3,235	Pittsburgh & Allegheny Cnty, PA Sports & Exhib Auth Sales Rfdg Reg Asset Dist (AGM Insd)	5.000	02/01/31	3,159,075
2,215	Pittsburgh, PA Pub Pkg Auth Rev Rfdg, Ser A (NATL Insd)	5.000	12/01/25	2,219,563
5,140	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	5,228,305
3,000	Pittsburgh, PA, Ser A (AMBAC Insd) (Prerefunded @ 3/01/12)	5.500	09/01/17	3,163,260
1,455	Pittsburgh, PA Urban Redev Auth Mtg Rev, Ser C (GNMA Collateralized) (AMT)	5.700	04/01/30	1,455,029
2,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (AGM Insd)	5.000	09/01/24	2,023,200
3,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (AGM Insd)	5.000	09/01/25	3,006,990
1,500	Radnor Twp, PA Sch Dist, Ser B (AGM Insd)	5.000	02/15/28	1,518,480
900	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd)	5.375	05/15/28	919,458
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,100	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd) (Prerefunded @ 5/15/11)	5.375%	05/15/28	$4,200,983
2,500	State Pub Sch Bldg Auth PA Sch Rev Harrisburg Sch Dist Proj, Ser A (AGL Insd)	5.000	11/15/33	2,399,650
2,360	State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty Dubois Tech Sch (NATL Insd)	5.375	02/01/23	2,422,115
2,140	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	2,114,020
5,205	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/23	4,945,427
2,545	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.500	01/01/18	2,577,372
5,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser D	5.375	01/01/18	4,935,590
2,850	Trinity Area Sch Dist PA (NATL Insd)	5.250	11/01/20	2,998,656
1,820	Twin Vly, PA Sch Dist (AGM Insd) (Prerefunded @ 10/01/15)	5.250	04/01/26	2,119,754
1,000	Union Cnty, PA Higher Ed Fac Auth Bucknell Univ, Ser A	5.250	04/01/19	1,077,020
2,300	Union Cnty, PA Hosp Auth Hosp Rev Evangelical Cmnty Hosp (Radian Insd)	5.250	08/01/24	2,098,198
1,285	Unity Twp, PA Muni Auth Swr Rev (AGM Insd)	5.000	12/01/24	1,304,378
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$10,000	Univ Pittsburgh of The Comwlth Sys of Higher Ed PA Univ Cap Proj Rmkt, Ser A (a)(f)	5.250%	09/15/30	$10,225,500
10,000	Univ Pittsburgh of The Comwlth Sys of Higher Ed PA Univ Cap Proj Rmkt Rfdg, Ser B (a)	5.250	09/15/34	10,141,300
1,700	Washington Cnty, PA Indl Dev Auth College Rev Washington Jefferson College	5.000	11/01/36	1,527,518
1,500	Washington Cnty, PA Indl Dev Auth College Rev Washington Jefferson College	5.250	11/01/30	1,449,780
500	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger, Ser A (c)(e)	5.450	07/01/17	399,565
5,025	Washington Cnty, PA, Ser A (AMBAC Insd)	5.125	09/01/27	4,988,720
825	Washington Cnty, PA, Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	884,210
1,500	West Mifflin, PA Area Sch Dist (AGM Insd)	5.125	04/01/31	1,482,990
500	West Mifflin, PA Area Sch Dist (AGM Insd)	5.500	04/01/24	531,585
4,000	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	3,999,720
1,550	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.750	01/01/26	1,342,595
2,650	Wilkes-Barre, PA Fin Auth Rev Univ Scranton	5.000	11/01/40	2,410,067

				482,358,984

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam 2.7%
$2,700	Guam Econ Dev & Comm Auth Tob Settlement	5.625%	06/01/47	$2,264,868
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	1,206,987
500	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	478,720
1,600	Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev	5.625	07/01/40	1,393,520
1,585	Guam Intl Arpt Auth Gen, Ser B (NATL Insd)	5.250	10/01/21	1,586,839
1,285	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	1,201,385

				8,132,319

	Puerto Rico 6.1%
1,930	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	1,824,217
1,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/37	857,660
2,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.000	07/01/28	1,863,300
1,500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250	07/01/33	1,357,110
1,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.500	07/01/21	1,031,250
2,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.750	07/01/36	1,935,100
5,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	1,060,200
7,800	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/36	1,431,612
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$2,260	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Conv Cap Apprec, Ser A (g)	6.250%	08/01/33	$1,519,895
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,382,295
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (c)(e)	5.000	08/01/11	2,558,300
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	1,796,320

				18,617,259

	U.S. Virgin Islands 1.9%
	1,500University VI Impt, Ser A	5.375	06/01/34	1,351,695
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,010,500
2,425	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	2,492,876
1,090	Virgin Islands Wtr & Pwr Auth Elec Sys Rev, Ser A	5.000	07/01/25	1,015,618

				5,870,689

Total Investments (h) 169.0%
(Cost $536,720,076)	514,979,251
Floating Rate Note and Dealer Trust Obligations Related to Securities Held (18.8%)
Notes with interest rates ranging from 0.29% to 0.39% at 01/31/11, and contractual maturities of collateral ranging from 06/15/21 to 07/15/38 (See Note 1D in the Notes to Quarterly Schedule of Portfolio Holdings) (i)	(57,235,000)
Other Assets in Excess of Liabilities 0.3%	1,033,648
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Preferred Shares (50.5%)	(154,000,000)

Net Assets Applicable to Common Shares 100.0%	$304,777,899

     Percentages are calculated as a percentage of net assets applicable to common shares.
Investment Abbreviations:
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.**
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
GNMA — Government National Mortgage Association
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Notes to Schedule of Investments:

*	Zero coupon bond

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(b)	Demand Security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermind periodically. Rate shown is the rate in effect on January 31, 2011.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(d)	Escrowed to Maturity

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Entities	Percentage
Assured Guaranty Municipal Corp.	14.53%
National Public Finance Guarantee Corp.	9.57%
American Municipal Bond Assurance Corp.**	8.68%

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $88,456,935 are held by the Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $57,235,000 in floating rate note obligations outstanding at that date.
** Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

the Trust to retain residual interest in the bonds. The Trust may enter into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$-0-	$514,979,251	$-0-	$514,979,251

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $24,180,494 and $26,984,265, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,331,412

Aggregate unrealized (depreciation) of investment securities	(27,621,042)

Net unrealized appreciation (depreciation) of investment securities	$(21,289,630)

Cost of investments for tax purposes is $536,268,881.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen Pennsylvania Value Municipal Income Trust
By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.